Revenue From Contracts With Customers - Summary of remaining transaction price on unsatisfied or partially unsatisfied performance obligations from contracts with customers (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	£ 3,397	£ 3,869	£ 4,129
Deferred income	359	360	912
Committed Sales	632	481	555
Remaining transaction price	991	841	1,467
Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	1,366	1,650	2,039
Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	1,219	1,464	1,345
Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	812	755	745
Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	670	954	1,263
Deferred income		2	1
Remaining transaction price		2	1
Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	148	174	158
Deferred income	1
Remaining transaction price	1
Goods or services transferred at point in time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	44	86	123
Deferred income		2
Remaining transaction price		2
Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	696	696	776
Deferred income	105	118	679
Committed Sales	14		8
Remaining transaction price	119	118	687
Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	1,071	1,290	1,187
Deferred income	217	206	196
Committed Sales	413	375	402
Remaining transaction price	630	581	598
Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	768	669	622
Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	323	310	310
Deferred income	18	11	17
Committed Sales	10
Remaining transaction price	28	11	17
Other ongoing performance obligations [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	445	359	312
Deferred income	18	21	19
Committed Sales	195	106	145
Remaining transaction price	213	127	164
2019 [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			868
2019 [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			1
2019 [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			272
2019 [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			420
2019 [member] | Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			13
2019 [member] | Other ongoing performance obligations [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			162
2020 [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		656	308
2020 [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		2
2020 [member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		2
2020 [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		82	131
2020 [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		433	173
2020 [member] | Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		11	3
2020 [member] | Other ongoing performance obligations [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		126	1
2021
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	751	160
2021 | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	1
2021 | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	84	13
2021 | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	426	146
2021 | Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	27
2021 | Other ongoing performance obligations [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	213	1
2022
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	218
2022 | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	14
2022 | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	203
2022 | Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	1
2021 and later [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			291
2021 and later [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			284
2021 and later [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			5
2021 and later [member] | Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			1
2021 and later [member] | Other ongoing performance obligations [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			£ 1
2022 and Later [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		25
2022 and Later [Member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		23
2022 and Later [Member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		£ 2
2023 and later [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	22
2023 and later [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	21
2023 and later [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	£ 1